Income Taxes	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 10. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$5,995,528	$4,817,277
Capitalized research and development	1,285,254	1,157,431
Depreciation	(82)	(5,615)
Stock based compensation	1,207,988	1,425,291
Foreign affiliate interest expense	190,173	-
Research and development credit carry forward	369,117	310,797
Total deferred tax assets	9,047,979	7,705,181
Less: valuation allowance	(9,047,979)	(7,705,181)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,342,798 and $759,565 for the years ended August 31, 2016 and 2015, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2016 available to offset future federal taxable income, if any, of $17,633,905, which will fully expire between the period from August 31, 2020 to August 31, 2036. Accordingly, there is no current tax expense for the years ended August 31, 2016 and 2015. In addition, the Company has research and development tax credit carry forwards of $369,117 at August 31, 2016, which are available to offset federal income taxes and begin to expire during the fiscal year ending August 31, 2027.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2016 and 2015.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2016 and 2015:

	2016	2015
Income tax benefit at statutory rate	$1,576,686	$2,751,533
Permanent differences	(297,211)	(2,046,348)
Research and development credit	63,323	54,380
Change in valuation allowance	(1,342,798)	(759,565)
	$-	$-

The fiscal years 2014 through 2016 remain open to examination by federal authorities and other jurisdictions in which the Company operates.